TAX PAYABLES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
VAT rate	6.00%
Tax payables	$ 843,288	$ 711,841
Statutory income tax rates	25.00%
Minimum [Member]
Income tax rate	9.00%
Maximum [Member]
Income tax rate	25.00%